Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 11 — CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31, 2025	December 31, 2024
Balance at beginning of year	$63,489	$7,937
Advance billings to customers during the year	57,274	75,340
Recognized to revenue during the year	(8,782)	(19,788)
Balance at end of year	$111,981	$63,489